Income Taxes - Deferred income taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities) at beginning of period	R$ 156,748	R$ 98,082
Change in accounting practice			R$ 613
Deferred tax asset (liabilities), adjusted balance			98,695
Profit or loss	65,057	79,953
Equity		(29,417)
Business combination	15,098	7,517
Deferred tax asset (liabilities) at end of period	236,903	156,748	98,082
Additional disclosures
Deferred tax assets	236,903	156,748	99,460
Deferred tax assets, adjusted balance			100,073
Deferred tax liabilities			(1,378)
Deferred tax liabilities, adjusted balance			(1,378)
Unrecognized deferred income tax assets	R$ 1,489	1,382
Maximum
Additional disclosures
Maximum percentage of compensation limited to annual taxable income	30.00%
Deferred tax asset
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities) at beginning of period	R$ 181,858	117,711
Change in accounting practice			613
Deferred tax asset (liabilities), adjusted balance			118,324
Profit or loss	66,857	85,434
Equity		(29,417)
Business combination	15,098	7,517
Deferred tax asset (liabilities) at end of period	263,813	181,858	117,711
Deferred tax asset | Tax losses carryforward
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities) at beginning of period	16,283	4,364
Deferred tax asset (liabilities), adjusted balance			4,364
Profit or loss	48,481	11,919
Deferred tax asset (liabilities) at end of period	64,764	16,283	4,364
Deferred tax asset | Financial instruments from acquisition of interests
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities) at beginning of period	106,729	59,166
Deferred tax asset (liabilities), adjusted balance			59,166
Profit or loss	10,664	47,563
Deferred tax asset (liabilities) at end of period	117,393	106,729	59,166
Deferred tax asset | Share base compensation
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities) at beginning of period	7,960
Profit or loss	(1,487)	7,960
Deferred tax asset (liabilities) at end of period	6,473	7,960
Deferred tax asset | Tax benefit from tax deductible goodwill
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities) at beginning of period	14,888	46,314
Deferred tax asset (liabilities), adjusted balance			46,314
Profit or loss	(3,341)	(2,009)
Equity		(29,417)
Deferred tax asset (liabilities) at end of period	11,547	14,888	46,314
Deferred tax asset | Other temporary differences
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities) at beginning of period	29,325	6,585
Change in accounting practice			613
Deferred tax asset (liabilities), adjusted balance			7,198
Profit or loss	2,392	14,610
Business combination	15,098	7,517
Deferred tax asset (liabilities) at end of period	46,815	29,325	6,585
Deferred tax asset | Amortization of intangible assets
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities) at beginning of period	6,673	1,282
Deferred tax asset (liabilities), adjusted balance			1,282
Profit or loss	10,148	5,391
Deferred tax asset (liabilities) at end of period	16,821	6,673	1,282
Deferred income tax liabilities
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities) at beginning of period	(25,110)	(19,629)
Deferred tax asset (liabilities), adjusted balance			(19,629)
Profit or loss	(1,800)	(5,481)
Deferred tax asset (liabilities) at end of period	(26,910)	(25,110)	(19,629)
Deferred income tax liabilities | Financial instruments from acquisition of interests
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities) at beginning of period	(23,873)	(18,166)
Deferred tax asset (liabilities), adjusted balance			(18,166)
Profit or loss	14,642	(5,707)
Deferred tax asset (liabilities) at end of period	(9,231)	(23,873)	(18,166)
Deferred income tax liabilities | Tax benefit from tax deductible goodwill
Changes in the deferred tax assets and liabilities
Profit or loss	(15,678)
Deferred tax asset (liabilities) at end of period	(15,678)
Deferred income tax liabilities | Other temporary differences
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities) at beginning of period	(1,237)	(1,463)
Deferred tax asset (liabilities), adjusted balance			(1,463)
Profit or loss	(764)	226
Deferred tax asset (liabilities) at end of period	R$ (2,001)	R$ (1,237)	R$ (1,463)